Reportable segment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 segment	Dec. 31, 2025 segment
Segment Reporting [Abstract]
Number of reportable segments	2	2
Number of legacy operating entities		2
Number of operating segments		2